Commitment and Contingencies (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitment and Contingencies [Abstract]
Rent expenses
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	operating lease